Significant accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Buildings
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years